Insurance contracts in the financial services segment - Summary of Amounts payable on demand (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of types of insurance contract [Abstract]
Amounts payable on demand	¥ 12,580,674	¥ 11,016,303
Carrying amount	¥ 12,870,195	¥ 12,290,369